Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Bankers Healthcare Group, LLC (the “Company”)

Credit Suisse Securities (USA) LLC

BMO Capital Markets Corp.

Capital One Securities, Inc.

Regions Securities LLC

FHN Financial Securities Corp.

Wedbush Securities Inc.

(together, the “Specified Parties”)

Re: BHG Securitization Trust 2022-C – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “BHG 2022-C Statistical tape 08092022.xlsx” provided by the Company on August 9, 2022, containing information on 3,814 small business loans and unsecured consumer loans (the “Loans”) as of July 31, 2022 (the “Data File”), which we were informed are intended to be included as collateral in the offering by BHG Securitization Trust 2022-C. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•

The term “Loan Agreement” means the following information provided by the Company: Financing Agreement, Loan Summary, Cash Flow Calculation, Application for Credit, Credit Report, and/or Verification of Funding.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

•	The term “Loan Documents” means the following information sources provided by the Company:

•	Loan Agreement

•	Promissory Note

The Loan Documents were represented by the Company to be either the original Loan Documents, a copy of the original Loan Documents, and/or electronic records contained within the Company’s servicing systems. We make no representation regarding the validity or accuracy of these documents or the execution of the Loan Documents by the borrower.

•

The term “Company’s Asset System” means an electronic data file entitled “BHG 2022-C Asset System File.xlsx” provided by the Company on August 9, 2022, containing: ApplicationNum, APR, FundDate, FICO, RiskGrade, UseOfFunds, Balance, TermRemaining, DTI, guarantorstatecode, Industry, UCCFlag, RepeatBorrower, Specialty, yearsinindustry, Income, AcquisitionChannel, Lockout, DeferralEndDate, BusinessStructureType, and DelinquencyStatus for the Selected Loans (defined below) from the Company’s asset system of record.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the procedures below.

•	The term “Provided Information” means the Loan Documents, the Company’s Asset System, and the Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.

We randomly selected a sample of 150 Loans from the Data File (the “Selected Loans”). A listing of the Selected Loans is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Loans we were instructed to randomly select from the Data File.

B.

For each Selected Loan, we compared the specified attributes in the Data File listed below to or using the corresponding information included in the Provided Information. The Specified Parties indicated that the absence of any of the information in the Provided Information or the inability to agree the indicated information from the Data File to the Provided Information for each of the attributes identified constituted an exception. The Provided Information are listed in the order of priority.

Attribute	Provided Information / Instruction

ApplicationNum	Loan Agreement, Promissory Note, Company’s Asset System

LoanType	Loan Agreement, Promissory Note

TotalFinanceAmount	Loan Agreement, Promissory Note

Term	Loan Agreement, Promissory Note

Rate	Loan Agreement, Promissory Note

Payment	Loan Agreement, Promissory Note

FirstPaymentDate	Loan Agreement, Promissory Note

Risk Grade	Company’s Asset System

Attribute	Provided Information / Instruction

DTI	Loan Agreement, Promissory Note, Company’s Asset System

UseOfFunds	Loan Agreement, Promissory Note, Company’s Asset System

guarantorstatecode	Loan Agreement, Promissory Note

Income	Loan Agreement, Promissory Note, Company’s Asset System

FICO	Loan Agreement, Promissory Note, Company’s Asset System

APR	Loan Agreement, Promissory Note, Company’s Asset System

yearsinindustry	Company’s Asset System

BusinessStructureType	Company’s Asset System

Industry	Company’s Asset System

Specialty	Loan Agreement, Promissory Note, Company’s Asset System

AcquisitionChannel	Company’s Asset System

PastDueDays

Company’s Asset System

For Selected Loans with PastDueDays equal to zero in the Data File, consider the attribute to be in agreement if the corresponding DelinquencyStatus in the Company’s Asset System is “Current.”

Balance	Company’s Asset System

UCCFlag	Company’s Asset System

Lockout	Loan Agreement, Promissory Note, Company’s Asset System

RepeatBorrower	Company’s Asset System

DeferralEndDate	Company’s Asset System

FundDate	Company’s Asset System

TermRemaining	Company’s Asset System

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Loans being securitized, (iii) the compliance of the originator of the Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, California

August 30, 2022

Exhibit A

The Selected Loans

Selected Loan Number	Loan Application Number	Selected Loan Number	Loan Application Number	Selected Loan Number	Loan Application Number
1	xxx0307	31	xxx2649	61	xxx2702
2	xxx19803	32	xxx0766	62	xxx4234
3	xxx4584	33	xxx4926	63	xxx6011
4	xxx9843	34	xxx5254	64	xxx0133
5	xxx2180	35	xxx6352	65	xxx8305
6	xxx7454	36	xxx1421	66	xxx0347
7	xxx8799	37	xxx1923	67	xxx9955
8	xxx5358	38	xxx5584	68	xxx0050
9	xxx7807	39	xxx5891	69	xxx8725
10	xxx7088	40	xxx5774	70	xxx2367
11	xxx2508	41	xxx4819	71	xxx2312
12	xxx5810	42	xxx6095	72	xxx2405
13	xxx9192	43	xxx7713	73	xxx7054
14	xxx3621	44	xxx3312	74	xxx4082
15	xxx2514	45	xxx2463	75	xxx2759
16	xxx4313	46	xxx3250	76	xxx9065
17	xxx2973	47	xxx1084	77	xxx0062
18	xxx7448	48	xxx794	78	xxx1656
19	xxx1510	49	xxx8132	79	xxx8783
20	xxx6002	50	xxx3437	80	xxx6294
21	xxx4430	51	xxx2015	81	xxx7596
22	xxx9140	52	xxx5502	82	xxx2200
23	xxx2210	53	xxx1201	83	xxx9755
24	xxx1435	54	xxx5688	84	xxx0779
25	xxx6463	55	xxx8680	85	xxx8248
26	xxx1407	56	xxx7965	86	xxx2787
27	xxx8295	57	xxx2945	87	xxx4763
28	xxx6476	58	xxx3093	88	xxx3438
29	xxx1157	59	xxx1670	89	xxx0082
30	xxx6562	60	xxx8487	90	xxx5951

A-1

Selected Loan Number	Loan Application Number	Selected Loan Number	Loan Application Number
91	xxx990	121	xxx7831
92	xxx8775	122	xxx19824
93	xxx0269	123	xxx9951
94	xxx3060	124	xxx7925
95	xxx3638	125	xxx5712
96	xxx4329	126	xxx4406
97	xxx1765	127	xxx5318
98	xxx1985	128	xxx5024
99	xxx0535	129	xxx6021
100	xxx7059	130	xxx7427
101	xxx7431	131	xxx7172
102	xxx2364	132	xxx9798
103	xxx2450	133	xxx6870
104	xxx5926	134	xxx4391
105	xxx3541	135	xxx6733
106	xxx6659	136	xxx8781
107	xxx158	137	xxx0202
108	xxx6269	138	xxx4244
109	xxx0680	139	xxx2350
110	xxx1482	140	xxx5904
111	xxx4873	141	xxx19377
112	xxx5428	142	xxx2306
113	xxx1213	143	xxx7461
114	xxx7576	144	xxx8603
115	xxx5510	145	xxx6448
116	xxx4385	146	xxx6094
117	xxx9181	147	xxx4624
118	xxx783	148	xxx8454
119	xxx2309	149	xxx8801
120	xxx2786	150	xxx7971

A-2